Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net income (loss)	$ 1,579,859	$ (586,938)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Changes in allowances - accounts receivable	126,115	(183)
Changes in allowances - advances to suppliers	0	362,030
Changes in allowances - inventories	67,817	0
Changes in allowances - long-term investment	92,977	0
Depreciation and amortization	19,608	36,339
Amortization of operating lease right-of-use assets	9,719	163,301
Loss (gain) on short-term investment	5,301	(25,809)
(Gain) loss from disposal of a subsidiary	(14,343)	15,757
Amortization of debt issuance costs	1,476,435	0
Amortization of biological assets	109,570	0
Change in fair value of derivative liability	(2,129,709)	0
Loss from extinguishment	1,255,942	0
Share-based compensation	0	2,000,000
Changes in operating assets and liabilities:
Accounts receivable	(10,379,339)	5,705,789
Advances to suppliers	(8,472,722)	(3,176,809)
Notes receivables	3,585,875	(3,931,869)
Inventory, net	227,444	(3,909,673)
Other current assets	(199,819)	9,203,508
Accounts payable	989,604	663,071
Operating lease liabilities	(25,177)	218,136
Other current liabilities	370,726	(35,704)
Net cash (used in) provided by operating activities	(11,304,117)	6,374,344
Cash flows from investing activities
Purchase of property, plant and equipment	0	(1,094)
Short-term deposits	35,858,745	(36,487,740)
Acquisition of subsidiaries	0	(11,009,232)
Proceeds from disposal of subsidiary	6,857	2,752,278
Purchase of long-term investments	(7,171,749)	(157,275)
Purchase of short-term investments	0	(157,275)
Other receivables	7,591,935	(7,863,737)
Advances to related parties	(12,585)	0
Repayment of advances to related party	53,074	0
Net cash provided by (used in) investing activities	36,326,277	(52,924,075)
Cash flows from financing activities
Net proceeds from share issuance	0	6,000,000
Borrowings from bank loans	1,557,704	0
Repayments of bank loans	(226,730)	(46,808)
Repayment of advances from related parties	0	(57,673)
Proceeds from advances from related parties	279	0
Net cash provided by financing activities	1,331,253	5,895,519
Effect of exchange rate changes on cash	1,837,247	(3,335,361)
Net increase (decrease) in cash	28,190,660	(43,989,573)
Cash, beginning of period	41,166,331	59,262,514
Cash, end of period	69,356,991	15,272,941
Supplemental disclosure information:
Income taxes paid	30,577	5,626
Interest paid	77,875	85,769
Non-cash financing activities
Right of use assets obtained in exchange for operating lease obligations	$ 84,542	$ 401,615